Fair Value of SOL (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Investments [Line Items]
Investment staked at cryptocurrency	185,735		185,735		200,449	187,410
Investment valued at cryptocurrency	$ 29,309,061		$ 29,309,061		$ 38,824,984	$ 19,644,274
Realized investment gains (loss)	(18,399)	$ 296	41,616	$ (58,935)	(42,142)	(1,100,014)
Unrealized gain (loss) on investments	6,542,172	$ (8,872,705)	(7,150,999)	$ 6,975,814	17,519,388	14,321,181
Investment owned, unrecognized unrealized appreciation (depreciation), net	7,104,629		7,104,629		17,466,871	14,343,889
Resulting From the Change in Liabilities Denominated in SOL [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)			105,304		(93,427)	(28,358)
Investment owned, unrecognized unrealized appreciation (depreciation), net	$ 46,370		46,370		52,517	22,708
On Investment In SOL [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)			$ (63,688)		$ 51,285	$ (1,071,656)